Short-term borrowings and Long-term debt - Additional Information (Detail)	6 Months Ended				12 Months Ended																		6 Months Ended		6 Months Ended	12 Months Ended											6 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended					6 Months Ended		12 Months Ended												6 Months Ended		12 Months Ended	6 Months Ended											12 Months Ended					1 Months Ended	6 Months Ended																			12 Months Ended						12 Months Ended						12 Months Ended									12 Months Ended												12 Months Ended											12 Months Ended		6 Months Ended		12 Months Ended							12 Months Ended					12 Months Ended									12 Months Ended												1 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended										12 Months Ended										12 Months Ended
	Jul. 28, 2012 USD ($)		Jul. 30, 2011 USD ($)		Jan. 28, 2012 USD ($)		Jan. 29, 2011 USD ($)		Jan. 30, 2010 USD ($)	Jan. 29, 2009 USD ($)	Jul. 28, 2012 Significant Unobservable Inputs (Level 3) USD ($)	Jan. 28, 2012 Significant Unobservable Inputs (Level 3) USD ($)	Jul. 30, 2011 Significant Unobservable Inputs (Level 3) USD ($)	Jul. 28, 2012 Parent company USD ($)	Jan. 28, 2012 Parent company USD ($)		Jan. 29, 2011 Parent company USD ($)		Jan. 30, 2010 Parent company USD ($)	Jan. 29, 2009 Parent company USD ($)	Jan. 28, 2012 Toys Labuan Holdings Limited	Oct. 31, 2011 Toys Labuan Holdings Limited	Jul. 28, 2012 10.375% senior notes due fiscal 2017 Subsequent Event USD ($)	Aug. 01, 2012 10.375% senior notes due fiscal 2017 Subsequent Event USD ($)	Jul. 28, 2012 10.375% senior notes due fiscal 2017 Subsequent Event Maximum	Jan. 28, 2012 7.875% senior notes, due fiscal 2013 USD ($)		Jul. 28, 2012 7.875% senior notes, due fiscal 2013 USD ($)		Jul. 30, 2011 7.875% senior notes, due fiscal 2013 USD ($)		Jan. 29, 2011 7.875% senior notes, due fiscal 2013 USD ($)		Jan. 28, 2012 7.875% senior notes, due fiscal 2013 Parent company USD ($)	Jan. 29, 2011 7.875% senior notes, due fiscal 2013 Parent company USD ($)	Aug. 01, 2012 7.875% senior notes, due fiscal 2013 Subsequent Event USD ($)	Jul. 28, 2012 7.875% senior notes, due fiscal 2013 Subsequent Event Maximum USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 GBP (£)	Jul. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jul. 30, 2011 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jan. 29, 2011 U.K. real estate senior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 Commercial Mortgage Backed Securities Vanwall USD ($)	Jan. 28, 2012 U.K. real estate senior credit facility, due fiscal 2013 Commercial Mortgage Backed Securities Vanwall GBP (£)	Jan. 29, 2011 U.K. real estate senior credit facility, due fiscal 2013 Commercial Mortgage Backed Securities Vanwall USD ($)	Jan. 28, 2012 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 Spanish real estate credit facility, due fiscal 2012 EUR (€)	Jul. 28, 2012 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jul. 30, 2011 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jan. 29, 2011 Spanish real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013 GBP (£)	Jul. 28, 2012 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jul. 30, 2011 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jan. 29, 2011 U.K. real estate junior credit facility, due fiscal 2013 USD ($)	Jan. 28, 2012 French real estate credit facility, due fiscal 2012 USD ($)	Jan. 28, 2012 French real estate credit facility, due fiscal 2012 EUR (€)	Jul. 28, 2012 French real estate credit facility, due fiscal 2012 USD ($)	Jul. 30, 2011 French real estate credit facility, due fiscal 2012 USD ($)	Jan. 29, 2011 French real estate credit facility, due fiscal 2012 USD ($)	Jul. 28, 2012 Labuan uncommitted lines of credit Line of credit USD ($)	Jul. 28, 2012 Labuan uncommitted lines of credit Line of credit HKD	Jan. 28, 2012 Labuan uncommitted lines of credit Line of credit USD ($)		Jan. 28, 2012 Labuan uncommitted lines of credit Line of credit HKD	Jul. 30, 2011 Labuan uncommitted lines of credit Line of credit USD ($)	Jan. 29, 2011 Labuan uncommitted lines of credit Line of credit USD ($)		Jul. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit USD ($)		Jan. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit USD ($)		Jul. 30, 2011 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit USD ($)		Jul. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit Tranche 2 USD ($)	Jul. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit Tranche 2 JPY (¥)	Jan. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit Tranche 2 USD ($)	Jul. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit Tranche 1 USD ($)	Jul. 28, 2012 Toys-Japan unsecured credit lines, expires fiscals 2013-2014 Line of credit Tranche 1 JPY (¥)	Jul. 28, 2012 Toys-Japan uncommitted line of credit Line of credit USD ($)	Jul. 28, 2012 Toys-Japan uncommitted line of credit Line of credit JPY (¥)	Jan. 28, 2012 Toys-Japan uncommitted line of credit Line of credit USD ($)	Jan. 28, 2012 Toys-Japan uncommitted line of credit Line of credit JPY (¥)	Jul. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit USD ($)	Jan. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit USD ($)		Jan. 29, 2011 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit USD ($)		Jan. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit Tranche 2 USD ($)	Jan. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit Tranche 2 JPY (¥)	Jan. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit Tranche 1 USD ($)	Jan. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit Tranche 1 JPY (¥)	Jan. 28, 2012 Toys-Japan unsecured credit lines expires fiscals 2012-2013 Line of credit Tranche 1 Other assets USD ($)	Apr. 10, 2012 Second incremental secured term loan facility, due fiscal 2018 USD ($)	Jul. 28, 2012 Second incremental secured term loan facility, due fiscal 2018 USD ($)	Jan. 28, 2012 Second incremental secured term loan facility, due fiscal 2018 USD ($)		Jul. 30, 2011 Second incremental secured term loan facility, due fiscal 2018 USD ($)		Jul. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)		Jul. 30, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)	Jan. 29, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 USD ($)		Jul. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jul. 30, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jan. 29, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Minimum	Jul. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jul. 30, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jan. 29, 2011 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Maximum	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument matures on February 25, 2016 USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument matures on February 25, 2016 JPY (¥)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument matured loans Long term debt and current portion of long term debt, book value	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt Instrument Matures On January 29, 2016 USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt Instrument Matures On January 29, 2016 JPY (¥)	Jan. 17, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt Instrument Matures On January 29, 2016 Interest Rate Swaps	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt Instrument Matures On January 29, 2016 Long term debt and current portion of long term debt, book value USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt Instrument Matures On January 29, 2016 Long term debt and current portion of long term debt, book value JPY (¥)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument matures on February 25, 2016 USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 Debt instrument matures on February 25, 2016 JPY (¥)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 DebtInstrument Remaining Loans [Member] USD ($)	Jan. 28, 2012 Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 DebtInstrument Remaining Loans [Member] Other assets USD ($)	Jan. 28, 2012 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jul. 28, 2012 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jul. 30, 2011 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jan. 29, 2011 Incremental secured term loan facility, due fiscal 2018 USD ($)		Jan. 28, 2012 Incremental secured term loan facility, due fiscal 2018 KKR USD ($)	May 25, 2012 Incremental secured term loan facility, due fiscal 2018 Long term debt and current portion of long term debt, book value USD ($)	May 25, 2011 Incremental secured term loan facility, due fiscal 2018 Long term debt and current portion of long term debt, book value	Jan. 28, 2012 Incremental secured term loan facility, due fiscal 2018 Other assets USD ($)	Jan. 28, 2012 7.625% notes, due fiscal 2011 USD ($)		Jun. 24, 2011 7.625% notes, due fiscal 2011 USD ($)	Jan. 29, 2011 7.625% notes, due fiscal 2011 USD ($)		Jan. 28, 2012 7.625% notes, due fiscal 2011 Parent company USD ($)		Jan. 29, 2011 7.625% notes, due fiscal 2011 Parent company USD ($)		Jan. 29, 2011 Secured Revolving Credit Facility Expires Fiscal 2015 USD ($)	Jan. 28, 2012 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit USD ($)		Jul. 28, 2012 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit USD ($)		Jul. 30, 2011 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit USD ($)		Jan. 29, 2011 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit USD ($)		Jan. 28, 2012 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit ABL Facility USD ($)	Jan. 28, 2012 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit Other assets ABL Facility USD ($)	Jan. 28, 2012 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit Minimum USD ($)	Jan. 28, 2012 Secured Revolving Credit Facility Expires Fiscal 2015 Line of credit Maximum	Jul. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit USD ($)	Jul. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit GBP (£)	Jan. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit USD ($)	Jan. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit GBP (£)	Jul. 30, 2011 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit USD ($)	Mar. 08, 2011 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit GBP (£)	Jan. 29, 2011 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit USD ($)		Jan. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit Other assets USD ($)	Jan. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit Minimum	Jan. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit Maximum	Jan. 28, 2012 European and Australian asset-based revolving credit facility, expires fiscal 2016 Line of credit Mid	Jan. 28, 2012 French and Spanish Real Estate Credit Facilities due Fiscal Two Thousand and Twelve [Member] Other assets USD ($)	Jan. 28, 2012 United Kingdom Real Estate Senior and Junior Credit Facilities due Fiscal Two Thousand and Thirteen [Member] Other assets USD ($)	Jan. 28, 2012 7.375% senior secured notes, due fiscal 2016 USD ($)	Jul. 28, 2012 7.375% senior secured notes, due fiscal 2016 USD ($)		Jul. 30, 2011 7.375% senior secured notes, due fiscal 2016 USD ($)		Jan. 29, 2011 7.375% senior secured notes, due fiscal 2016 USD ($)		Jan. 29, 2011 7.375% senior secured notes, due fiscal 2016 KKR USD ($)	Jan. 28, 2012 7.375% senior secured notes, due fiscal 2016 Other assets USD ($)	Jan. 28, 2012 Secured term loan facility, due fiscal 2016 USD ($)	Jul. 28, 2012 Secured term loan facility, due fiscal 2016 USD ($)		Jul. 30, 2011 Secured term loan facility, due fiscal 2016 USD ($)		Jan. 28, 2012 Secured term loan facility, due fiscal 2016 KKR	Jan. 29, 2011 Secured term loan facility, due fiscal 2016 KKR	Jan. 28, 2012 Secured term loan facility, due fiscal 2016 Other assets USD ($)	Jan. 28, 2012 Secured term loan facility, due fiscal 2016 Line of credit USD ($)		Jan. 29, 2011 Secured term loan facility, due fiscal 2016 Line of credit USD ($)		Jun. 28, 2012 10.750% senior notes, due fiscal 2017 USD ($)	Jul. 28, 2012 10.750% senior notes, due fiscal 2017 USD ($)	Jan. 28, 2012 10.750% senior notes, due fiscal 2017 USD ($)		Jul. 30, 2011 10.750% senior notes, due fiscal 2017 USD ($)		Jan. 29, 2011 10.750% senior notes, due fiscal 2017 USD ($)		Jan. 28, 2012 10.750% senior notes, due fiscal 2017 Other assets USD ($)	Jan. 28, 2012 8.500% senior secured notes, due fiscal 2017 USD ($)	Jul. 28, 2012 8.500% senior secured notes, due fiscal 2017 USD ($)		Jul. 30, 2011 8.500% senior secured notes, due fiscal 2017 USD ($)		Jan. 29, 2011 8.500% senior secured notes, due fiscal 2017 USD ($)		Jan. 29, 2011 8.500% senior secured notes, due fiscal 2017 KKR	Jan. 28, 2012 8.500% senior secured notes, due fiscal 2017 Other assets USD ($)	Jan. 28, 2012 8.500% senior secured notes, due fiscal 2017 Minimum KKR	Jan. 28, 2012 7.375% senior notes, due fiscal 2018 USD ($)		Jul. 28, 2012 7.375% senior notes, due fiscal 2018 USD ($)		Jul. 30, 2011 7.375% senior notes, due fiscal 2018 USD ($)		Jan. 29, 2011 7.375% senior notes, due fiscal 2018 USD ($)		Jan. 28, 2012 7.375% senior notes, due fiscal 2018 Parent company USD ($)	Jan. 29, 2011 7.375% senior notes, due fiscal 2018 Parent company USD ($)	Jan. 28, 2012 8.750% debentures, due fiscal 2021 USD ($)		Jul. 28, 2012 8.750% debentures, due fiscal 2021 USD ($)		Jul. 30, 2011 8.750% debentures, due fiscal 2021 USD ($)		Jan. 29, 2011 8.750% debentures, due fiscal 2021 USD ($)		Jan. 28, 2012 8.750% debentures, due fiscal 2021 Parent company USD ($)		Jan. 29, 2011 8.750% debentures, due fiscal 2021 Parent company USD ($)		Apr. 10, 2012 Aggregate secured term loan facility USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount																								$ 450,000,000		$ 400,000,000										$ 400,000,000								£ 355,800,000																																																		$ 225,000,000																				$ 13,000,000	¥ 1,000,000,000		$ 150,000,000	¥ 11,500,000,000				$ 13,000,000	¥ 1,000,000,000			$ 400,000,000																																																									$ 700,000,000														$ 950,000,000							$ 725,000,000										$ 400,000,000										$ 200,000,000												$ 1,300,000,000
Debt instrument periodic payment percentage of principal amount																																																																																														0.25%	0.25%																																									0.25%																																															0.25%
Debt instrument periodic principal payment																																																																																														2,250,000	2,250,000																									21,000,000	1,600,000,000														4,000,000																																																7,000,000
Current portion of Long-term	985,000,000	[1]	171,000,000	[1]	315,000,000	[1],[2]	570,000,000	[2]							0	[3]	503,000,000	[3]																						546,000,000						168,000,000		156,000,000					95,000,000			81,000,000		75,000,000																																																																																			503,000,000
Net assets under debt restrictions	628,000,000				858,000,000
Liquidity available														540,000,000
Cash and cash equivalents	531,000,000		356,000,000		701,000,000		1,013,000,000		1,126,000,000	783,000,000				190,000,000	53,000,000		226,000,000		196,000,000	212,000,000
Short-term intercompany receivables														350,000,000
Long-term debt, carrying value	5,464,000,000		5,534,000,000		5,161,000,000		5,288,000,000								824,000,000		1,326,000,000
Long-term debt, fair value	5,400,000,000		5,700,000,000		5,200,000,000		5,400,000,000								789,000,000		1,351,000,000
Debt instrument, fair value											1,200,000,000	1,100,000,000	1,500,000,000
Short term borrowings																																																													14,000,000		9,000,000	[4]		0	0	[4]
Credit Facility, additional Borrowing Capacity																																																													42,000,000	323,000,000	33,000,000		255,000,000										153,000,000	12,000,000,000		164,000,000	12,900,000,000	36,000,000	2,800,000,000	37,000,000	2,800,000,000						130,000,000	10,000,000,000	194,000,000	14,900,000,000																																																								1,850,000,000												217,000,000	138,000,000	217,000,000	138,000,000		128,000,000
Credit Facility, Amount Outstanding																																																													14,000,000		9,000,000												64,000,000			52,000,000
Bank guarantees																																																													3,000,000		3,000,000
Credit Facility, Remaining Borrowing Capacity																																																													25,000,000		21,000,000												89,000,000			112,000,000											130,000,000		194,000,000																																																									910,000,000		905,000,000										147,000,000		84,000,000
Average interest rate on the drawn borrowings																																																													1.99%	1.99%	2.52%		2.52%
Debt, carrying amount																										398,000,000	[5],[6]	399,000,000	[6]	397,000,000	[6]	396,000,000	[5]	398,000,000	396,000,000			547,000,000	348,000,000	546,000,000	573,000,000	555,000,000				168,000,000	127,000,000	156,000,000	184,000,000	175,000,000	95,000,000	60,000,000	95,000,000	100,000,000	97,000,000	81,000,000	61,000,000	75,000,000	89,000,000	84,000,000									116,000,000	[7]	0	[7]	108,000,000	[7]										0	0	[8]	17,000,000	[8]							221,000,000 [9]	0	[9]	0	[9]	154,000,000	166,000,000	[10]	194,000,000	177,000,000	[10]																			24,000,000		394,000,000	[11],[12]	393,000,000	[11]	396,000,000	[11]	0	[11],[12]					0	[13],[5]		503,000,000	[13],[5]	0	[14]	503,000,000	[14]		0	[11]	0	[11]	173,000,000	[11]	0	[11]					0		0 [15]		33,000,000		0	[15]							365,000,000 [11]	363,000,000	[11]	358,000,000	[11]	348,000,000	[11]			683,000,000 [11]	680,000,000	[11]	686,000,000	[11]				683,000,000	[11]	687,000,000	[11]		932,000,000 [11]	931,000,000	[11],[16]	930,000,000	[11]	929,000,000	[16]		717,000,000 [17]	717,000,000	[17]	716,000,000	[17]	716,000,000	[17]				404,000,000	[5],[6]	404,000,000	[6]	404,000,000	[6]	405,000,000	[5]	404,000,000	405,000,000	22,000,000	[18],[19]	22,000,000	[19]	22,000,000	[19]	22,000,000	[18]	22,000,000	[19]	22,000,000	[19]
Debt Instrument, Maturity Date																										Apr. 15, 2013												Apr. 07, 2013	Apr. 07, 2013							Feb. 01, 2013	Feb. 01, 2013				Apr. 07, 2013	Apr. 07, 2013				Feb. 01, 2013	Feb. 01, 2013																		Jun. 27, 2014	Jun. 27, 2014		Jun. 28, 2013	Jun. 28, 2013										Jun. 27, 2014	Jun. 27, 2014	Jun. 30, 2013	Jun. 30, 2013																						Feb. 25, 2016	Feb. 25, 2016	Jan. 17, 2011	Jan. 29, 2016									May 25, 2018																						Aug. 10, 2015												Mar. 08, 2016	Mar. 08, 2016	Mar. 08, 2016																																																				Oct. 15, 2018										Sep. 01, 2021
Basis Spread On Variable Rate																																														1.50%	1.50%				2.25%	2.25%				1.50%	1.50%																		0.80%	0.80%		0.80%	0.80%	0.50%	0.50%	0.50%	0.50%						0.80%	0.80%	0.90%	0.90%			3.75%																						1.50%									3.75%																																2.50%	3.00%										2.25%	2.75%	2.50%												4.50%
Letters of credit outstanding, amount																																																																																																																																																				100,000,000		100,000,000
Credit Facility, Current Borrowing Capacity																																																																																																																																																						1,030,000,000						1,035,000,000
Minimum excess availability covenant																																																																																																																																																						125,000,000								125,000,000
Aggregate debt amount offered to be purchased																																																																																																																																																																																																				33,000,000	25,000,000
Cash value of principal amount																																																																																																																																																																																																				32,000,000
Cash distribution																																																																																																																																																																																																			32,000,000		25,000,000
Debt Instrument, Tender Closing Date																																																																																																																																																																																																				Jun. 13, 2012																												Nov. 30, 2006
Debt Instrument, Discount																							5,000,000			7,000,000																																																																					5,000,000																															4,000,000																																																									11,000,000														25,000,000							10,000,000										2,000,000
Gross proceeds																																																																																															220,000,000																															396,000,000																																																									689,000,000																					715,000,000
Debt Issuance Cost paid	5,000,000		14,000,000		14,000,000		73,000,000		110,000,000														14,000,000																																																						1,000,000																		5,000,000																						3,000,000									7,000,000																					19,000,000															6,000,000												11,000,000									15,000,000
Aggregate, investment value																							15,000,000																																																																								7,000,000																																							41,000,000																																															5,000,000
Debt instrument, step-down percentage																																																																																															0.25%																															0.25%																																																									0.25%
Debt Instrument, Interest Rate																																																																																															1.50%																															1.50%																																																									1.50%
Debt Instrument, Remaining Premium																																																																																															1.00%																															1.00%
Gross proceeds from issuance of debt																							445,000,000			393,000,000																																																																																																																																																																											925,000,000																	398,000,000
Deferred debt issuance cost																																					1,000,000
Changes of Control of Principal Amount (Percent)																							101.00%																																																																																																																																																																101.00%														101.00%							101.00%
Notes redeemable percentage																							40.00%																																																																																																																																																																35.00%														35.00%							35.00%
Annual interest increase rate																							0.25%
Additional interest on target misses																							0.25%		0.50%
Secured indebtedness					3,100,000,000
Ownership interest																					70.00%	70.00%
Deferred debt issuance costs																																																																																													2,000,000																																2,000,000												6,000,000																				45,000,000											9,000,000				2,000,000	2,000,000									8,000,000								12,000,000													16,000,000									21,000,000		2,000,000
Credit Facility, additional Borrowing Capacity																																																																																																																																																				650,000,000
Interest rate equal to a prime rate plus																																																																																																																																																														1.50%	2.00%
Unused Capacity, Commitment Fee Percentage																																																																																																																																																														0.375%	0.625%										0.375%	0.50%
Excess availability trigger																																																																																																																																																														150,000,000
Ratio of Indebtedness to Net Capital																																																																																																																																																																		1.00
Redeemed outstanding principal amount																																																																																																																																												519,000,000
Derivative, fixed interest rate																																											4.56%	4.56%																																																																											2.45%
Debt Instrument, Offering Date																										Apr. 08, 2003																	Feb. 09, 2006	Feb. 09, 2006							Feb. 08, 2006	Feb. 08, 2006																																																																	Jan. 17, 2011																																																									Aug. 24, 2010																							Jul. 09, 2009							Nov. 20, 2009										Sep. 22, 2003										Aug. 29, 1991
Debt, stated interest rate (percent)																										7.875%		7.875%		7.875%		7.875%		7.875%	7.875%																																																																							1.85%	1.85%	1.85%	1.85%	2.85%	2.85%	2.85%	2.85%	1.85%	1.85%																							7.625%			7.625%		7.625%		7.625%																													7.375%	7.375%		7.375%		7.375%																	10.75%	10.75%		10.75%		10.75%			8.50%	8.50%		8.50%		8.50%					7.375%		7.375%		7.375%		7.375%		7.375%	7.375%	8.75%		8.75%		8.75%		8.75%		8.75%		8.75%
Interest coverage ratio																																														1.10	1.10									1.10	1.10
Debt instrument interest rate stated percentage rate																																						5.02%	5.02%			5.02%				4.51%	4.51%			4.51%	6.84%	6.84%			6.84%	4.51%	4.51%			4.51%
Fair value of this interest rate swap																																											22,000,000		34,000,000
Loss on terminated swaps																										(6,000,000)																																																																																																																																																																																												10,000,000
Consolidated Net Tangible Assets (Percent)																										10.00%																																																																																																																																																																																												10.00%
Consolidated Capitalization (Percent)																										15.00%																																																																																																																																																																																												15.00%
Debt Instrument Owned (Percent)																																																																																																																																																																																												5.00%	6.00%																						2.00%		1.00%
Redemption of Principal Amount (Percent)																																																																																																																																																																																							100.00%														100.00%							100.00%
Redemption of Principal Amount Certain Equity Offerings (Percent)																																																																																																																																																																																							107.375%																					108.50%
Accordian Feature Potential Additional Borrowings																																																																																																																																																																																							700,000,000
Redeemable Of Debt Instrument Each (Percent)																																																																																																																																																																																																												10.00%
Redemption of Principal Amount Each (Percent)																																																																																																																																																																																																												103.00%
Debt Instrument, Tender Offering Date																																																																																																																																																																																																																																Nov. 02, 2006
Debt Instrument, Tender Aggregate Amount																																																																																																																																																																																																																																$ 178,000,000
Tender Offer of Debt Instrument Purchased (Percent)																																																																																																																																																																																																																																89.20%

[1]	Current portion of Long-term debt as of July 28, 2012 is primarily comprised of $546 million of U.K. real estate senior credit facility due April 7, 2013; $156 million of our Spanish real estate credit facility due February 1, 2013; $95 million of our U.K. real estate junior credit facility due April 7, 2013; and $75 million of our French real estate credit facility due February 1, 2013.
[2]	Current portion of Long-term debt as of January 28, 2012 is primarily comprised of $168 million of our Spanish real estate credit facility and $81 million of our French real estate credit facility due 2012. Current portion of Long-term debt as of January 29, 2011 was primarily comprised of $503 million of the 2011 notes, which were redeemed on June 24, 2011.
[3]	Current portion of Long-term debt as of January 29, 2011 was comprised of $503 million of the 7.625% notes, which were redeemed on June 24, 2011.
[4]	Pursuant to the acquisition of Labuan on October 31, 2011, the Company, as of January 28, 2012, reported borrowings under uncommitted lines of credit for the joint venture, which has been included in Accrued expenses and other current liabilities on our Consolidated Balance Sheet.
[5]	Represents obligations of Toys "R" Us, Inc. (the "Parent Company") legal entity. For further details on parent company information, refer to Schedule I-Parent Company Condensed Financial Statements and Notes to the Condensed Financial Statements.
[6]	Represents obligations of Toys "R" Us, Inc. (the "Parent Company") legal entity.
[7]	Toys "R" Us-Japan, Ltd. ("Toys-Japan") currently has an agreement with a syndicate of financial institutions, which includes two unsecured loan commitment lines of credit ("Tranche 1" and "Tranche 2"). On June 25, 2012, Toys-Japan amended the terms under Tranche 1 and entered into an agreement to refinance Tranche 2 of its committed lines of credit.
[8]	On March 18, 2011, Toys-Japan entered into an agreement to refinance, at maturity, Tranche 2 of its committed lines of credit to extend the maturity date of the agreement and amend certain other provisions.
[9]	On April 10, 2012, Toys-Delaware and certain of its subsidiaries issued a new tranche of term loans in an aggregate principal amount of $225 million due fiscal 2018 ("Second Incremental Secured Term Loan"). Pursuant to the terms of the agreement, Toys-Delaware is required to make quarterly principal payments equal to 0.25% ($2.25 million per year) of the original principal amount of the loan. As such, this amount has been classified as Current portion of Long-term debt on our Condensed Consolidated Balance Sheet as of July 28, 2012.
[10]	On February 28, 2011, Toys-Japan entered into an additional bank loan with a financial institution totaling ¥1.0 billion ($13 million at January 28, 2012). Commencing in January 2012, Toys-Japan is required to make annual principal payments of approximately ¥1.6 billion ($21 million at January 28, 2012). As such, this amount has been classified as Current portion of long-term debt on our Consolidated Balance Sheet as of January 28, 2012.
[11]	Represents obligations of Toys "R" Us-Delaware, Inc. ("Toys-Delaware").
[12]	On May 25, 2011, Toys-Delaware and certain of its subsidiaries issued the Incremental Secured Term Loan. Pursuant to the terms of the agreement, Toys-Delaware is required to make quarterly principal payments equal to 0.25% ($4 million per year) of the original principal amount of the loan. As such, this amount has been classified as Current portion of Long-term debt on our Consolidated Balance Sheet as of January 28, 2012.
[13]	On June 24, 2011, we redeemed the 7.625% notes due fiscal 2011 (the "2011 Notes") with funds received from the net proceeds of a new tranche of term loans in an aggregate principal amount of $400 million ("Incremental Secured Term Loan") and borrowings under our secured revolving credit facility ("ABL Facility").
[14]	On June 24, 2011, the Parent Company received funds from Toys-Delaware from the net proceeds from the Incremental Secured Term Loan along with borrowings under the ABL Facility to redeem the outstanding principal amount of the 7.625% notes due fiscal 2011.
[15]	On March 8, 2011, certain of our foreign subsidiaries amended and restated the credit agreement to extend the maturity date of the facility and amend certain other provisions.
[16]	Represents obligations of Toys "R" Us Property Company I, LLC ("TRU Propco I") and its subsidiaries.
[17]	Represents obligations of Toys "R" Us Property Company II, LLC ("TRU Propco II").
[18]	Represents obligations of the Parent Company and Toys-Delaware.
[19]	Represents obligations of Toys "R" Us, Inc. and Toys-Delaware.